Note 16 - Fair Value Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Fair Value Disclosures [Text Block]
NOTE
1
6
– FAIR VALUE DISCLOSURES

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework that prioritizes and ranks the level of observability of inputs used in measuring fair value.

The fair value of the Company’s financial instruments are as follows:

		Fair Value Measured at Reporting Date Using
	Carrying Amount	Level 1	Level 2	Level 3	Fair Value
At March 31, 2020:
Cash and cash equivalents	$1,544	$-	$1,544	$-	$1,544
Other receivables	$426,164	$-	$-	$426,164	$426,164
Note receivable - related party	$44,859	$-	$-	$44,859	$44,859
Advances to CEN Biotech
Ukraine, LLC - related party	$1,065,328	$-	$-	$1,065,328	$1,065,328
Loans payable	$10,096,386	$-	$-	$10,096,386	$10,096,386
Loans payable – related parties	$1,359,439	$-	$-	$-	$-
Patent acquisition liability	$720,000	$-	$-	$720,000	$720,000
Convertible notes payable	$6,330,519	$-	$-	$7,090,083	$7,090,083
Convertible notes payable – related parties	$2,558,681	$-	$-	$-	$-

	Carrying Amount	Level 1	Level 2	Level 3	Fair Value
At December 31, 2019:
Cash and cash equivalents	$3,757	$-	$3,757	$-	$3,757
Other receivables	$424,110	$-	$-	$424,110	$424,110
Note receivable - related party	$44,859	$-	$-	$44,859	$44,859
Advances to CEN Biotech
Ukraine, LLC - related party	$1,065,328	$-	$-	$1,065,328	$1,065,328
Loans payable	$10,121,411	$-	$-	$10,121,411	$10,121,411
Loans payable – related parties	$1,362,600	$-	$-	$-	$-
Patent acquisition liability	$720,000	$-	$-	$720,000	$720,000
Convertible notes payable	$6,224,325	$-	$-	$6,918,486	$6,918,486
Convertible notes payable – related parties	$2,558,681	$-	$-	$-	$-

The fair values of other receivables (including related accrued interest), note receivable - related party, and advances to CEN Biotech Ukraine, LLC approximate carrying value due to the terms of the instruments.

The fair value of the loans payable approximates carrying value due to the terms of such instruments and applicable interest rates.

The fair value of convertible notes payable is based on the par value plus accrued interest through the date of reporting due to the terms of such instruments and interest rates.

It is
not
practicable to estimate the fair value of loans payable – related parties and convertible notes payable – related parties due to their related party nature.

The fair value of the patent acquisition liability is based upon a valuation report obtained from a
3
rd
party valuation specialist. This valuation report utilized a cash-free asset value model to estimate enterprise value based upon similar companies.

NOTE
2
1
– FAIR VALUE DISCLOSURES

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework that prioritizes and ranks the level of observability of inputs used in measuring fair value.

The fair value of the Company’s financial instruments are as follows:

	Fair Value Measured at Reporting Date Using
	Carrying Amount	Level 1	Level 2	Level 3	Fair Value
At December 31, 2019:
Cash and cash equivalents	$3,757	$-	$3,757	$-	$3,757
Other receivables	$424,110	$-	$-	$424,110	$424,110
Note receivable - related party	$44,859	$-	$-	$44,859	$44,859
Advances to CEN Biotech
Ukraine, LLC - related party	$1,065,328	$-	$-	$1,065,328	$1,065,328
Loans payable	$10,121,411	$-	$-	$10,121,411	$10,121,411
Loans payable – related parties	$1,362,600	$-	$-	$-	$-
Patent acquisition liability	$720,000	$-	$-	$720,000	$720,000
Convertible notes payable	$6,224,325	$-	$-	$6,918,486	$6,918,486
Convertible notes payable – related parties	$2,558,681	$-	$-	$-	$-

	Carrying Amount	Level 1	Level 2	Level 3	Fair Value
At December 31, 2018:
Cash and cash equivalents	$3,193	$-	$3,193	$-	$3,193
Other receivables	$418,905	$-	$-	$418,905	$418,905
Note receivable - related party	$44,859	$-	$-	$44,859	$44,859
Advances to CEN Biotech
Ukraine, LLC - related party	$875,328	$-	$-	$875,328	$875,328
Loans payable	$10,107,205	$-	$-	$10,107,205	$10,107,205
Loans payable – related parties	$1,360,806	$-	$-	$-	$-
Patent acquisition liability	$1,010,000	$-	$-	$1,010,000	$1,010,000
Convertible notes payable	$5,143,647	$-	$-	$5,534,810	$5,534,810
Convertible notes payable – related parties	$2,538,681	$-	$-	$-	$-

The fair values of other receivables (including related accrued interest), note receivable - related party, and advances to CEN Biotech Ukraine, LLC approximate carrying value due to the terms of the instruments.

The fair value of the loans payable approximates carrying value due to the terms of such instruments and applicable interest rates.

The fair value of convertible notes payable is based on the par value plus accrued interest through the date of reporting due to the terms of such instruments and interest rates.

It is
not
practicable to estimate the fair value of loans payable – related parties and convertible notes payable – related parties due to their related party nature.

The fair value of the patent acquisition liability in
2019
and
2018
is based upon a valuation report obtained from a
3
rd
party valuation specialist. This valuation report utilized a cash-free asset value model to estimate enterprise value based upon similar companies.